Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	759	2,094	3,510
Stock options granted (in shares)	1,490	0	0
Options, Vested (shares)	(853)	(1,309)	(1,384)
Options, Forfeited (shares)	(141)	(26)	(32)
Options Outstanding Non-Vested Stock Options - end of year (shares)	1,255	759	2,094
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 1.53	$ 1.97	$ 2.26
Weighted-average grant-date fair value of options granted (in dollars per share)	1.16	0	0
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	0.65	2.22	2.64
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	6.03	1.73	4.71
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 1.16	$ 1.53	$ 1.97
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Employee stock compensation and other (in shares) (note 12)	205	0	0